Fair value - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy		S/ 4,116,507,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	S/ 0	S/ 0